Significant Accounting Policies (Details 4)	12 Months Ended
Dec. 31, 2013
Computer and equipment
Property and Equipment
Property and equipment estimated useful lives	4 years
Furniture and fixtures
Property and Equipment
Property and equipment estimated useful lives	4 years
Software
Property and Equipment
Property and equipment estimated useful lives	3 years
Vehicles
Property and Equipment
Property and equipment estimated useful lives	4 years